UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hays Advisory, LLC
Address: 301 Seven Springs Way, Suite 150
         Brentwood, TN  37027

13F File Number:  28-10649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendy Vasquez
Title:     Chief Compliance Officer
Phone:     615-467-6070

Signature, Place, and Date of Signing:

      /s/  Wendy Vasquez     Brentwood, TN     October 28, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $1,390,732 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101    70259  1780049 SH       SOLE                  1780049        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101    45699  1540765 SH       SOLE                  1540765        0        0
ALCON INC                      COM SHS          H01301102    65987   408563 SH       SOLE                   408563        0        0
BECTON DICKINSON & CO          COM              075887109    32146   400524 SH       SOLE                   400524        0        0
BUCYRUS INTL INC NEW           COM              118759109    44130   987698 SH       SOLE                   987698        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105    44388  1151748 SH       SOLE                  1151748        0        0
CISCO SYS INC                  COM              17275R102    46241  2049687 SH       SOLE                  2049687        0        0
CLAYMORE EXCHANGE TRADED FD    BNY BRI&C PTF    18383M100      435    12523 SH       SOLE                    12523        0        0
COCA COLA CO                   COM              191216100    57357  1084671 SH       SOLE                  1084671        0        0
COMMSCOPE INC                  COM              203372107    30378   876957 SH       SOLE                   876957        0        0
DANAHER CORP DEL               COM              235851102    44552   641960 SH       SOLE                   641960        0        0
DISNEY WALT CO                 COM DISNEY       254687106    33522  1092281 SH       SOLE                  1092281        0        0
GENERAL DYNAMICS CORP          COM              369550108    58765   798215 SH       SOLE                   798215        0        0
HARRIS CORP DEL                COM              413875105    48933  1059163 SH       SOLE                  1059163        0        0
INTUITIVE SURGICAL INC         COM NEW          46120E602    29051   120555 SH       SOLE                   120555        0        0
ISHARES INC                    MSCI SPAIN       464286764      407     8755 SH       SOLE                     8755        0        0
ISHARES INC                    MSCI BRAZIL      464286400      454     8060 SH       SOLE                     8060        0        0
ISHARES INC                    MSCI GERMAN      464286806      366    15293 SH       SOLE                    15293        0        0
ISHARES INC                    MSCI HONG KONG   464286871      482    36504 SH       SOLE                    36504        0        0
ISHARES INC                    MSCI MALAYSIA    464286830      545    62886 SH       SOLE                    62886        0        0
ISHARES INC                    MSCI SINGAPORE   464286673      419    42991 SH       SOLE                    42991        0        0
ISHARES TR                     RUSL 2000 GROW   464287648    46271   654472 SH       SOLE                   654472        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184      355    10288 SH       SOLE                    10288        0        0
ISHARES TR                     S&P LTN AM 40    464287390      713    18407 SH       SOLE                    18407        0        0
ISHARES TR                     S&P SMLCAP 600   464287804    83898  1409817 SH       SOLE                  1409817        0        0
ITT CORP NEW                   COM              450911102    44446   799245 SH       SOLE                   799245        0        0
JANUS CAP GROUP INC            COM              47102X105    49572  2041677 SH       SOLE                  2041677        0        0
MARATHON OIL CORP              COM              565849106    41371  1037649 SH       SOLE                  1037649        0        0
MICROSOFT CORP                 COM              594918104    43610  1633955 SH       SOLE                  1633955        0        0
MONSANTO CO NEW                COM              61166W101    62275   629170 SH       SOLE                   629170        0        0
NIKE INC                       CL B             654106103    35758   534502 SH       SOLE                   534502        0        0
NUCOR CORP                     COM              670346105    18975   480381 SH       SOLE                   480381        0        0
ORACLE CORP                    COM              68389X105    55601  2737632 SH       SOLE                  2737632        0        0
POWERSHARES ETF TRUST          VAL LINE TIME    73935X682      340    24851 SH       SOLE                    24851        0        0
PROSHARES TR                   ULTRA QQQ PSHS   74347R206      346     6600 SH       SOLE                     6600        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    72644  2794003 SH       SOLE                  2794003        0        0
SOUTHERN COPPER CORP           COM              84265V105    23973  1256464 SH       SOLE                  1256464        0        0
STRYKER CORP                   COM              863667101    52266   838934 SH       SOLE                   838934        0        0
TEREX CORP NEW                 COM              880779103    20263   663931 SH       SOLE                   663931        0        0
WATERS CORP                    COM              941848103    55094   946958 SH       SOLE                   946958        0        0
WESTERN DIGITAL CORP           COM              958102105    28445  1334184 SH       SOLE                  1334184        0        0